TRIBUTARY FUNDS, INC.

Supplement dated June 30, 2011
to the Prospectus dated August 1, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND
THAT CONTAINED IN THE PROSPECTUS
 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The Board of Directors (the “Board”) of Tributary Funds, Inc. approved (i) a new investment sub-advisory agreement between Tributary Capital Management, LLC (“Tributary”) and First National Asset Management, a separately identifiable department of First National Bank of Omaha, with respect to the Tributary Short-Intermediate Bond Fund and the Tributary Income Fund; and (ii) the termination of the investment sub-advisory agreement between Tributary and Riverbridge Partners, LLC, with respect to the Tributary Large Cap Growth Fund, at the Board meeting held on May 17, 2011 to be effective on June 30, 2011.  Your Prospectus is hereby amended as follows:

On pages 1, 2, 5, 6, 33, 34, 35, and 36, all references to “investment adviser” in the sections entitled “Principal Investment Strategies” and “Principal Risks” are hereby deleted in their entirety and replaced with “sub-adviser.”

On pages 3 and 7, the following section is hereby added immediately after the section entitled “Investment Adviser:”:

Investment Sub-Adviser:

First National Asset Management, a division of First National Bank of Omaha

On pages 17, 18, 39, and 40, all references to “sub-adviser” in the sections entitled “Principal Investment Strategies” and “Principal Risks” are hereby deleted in their entirety and replaced with “investment adviser.”

On page 17, the second and third sentences of the first paragraph in the sections entitled “Principal Investment Strategies” are hereby deleted in their entirety.

On page 19, the section entitled “Investment Sub-Adviser:” is hereby deleted in its entirety.

On page 19, the information in the section entitled “Portfolio Managers:” is hereby deleted in its entirety and replaced with the following:

David C. Jordan, CFA, Managing Director, has managed the Fund since June 2011.

On page 39, the second sentence of the first paragraph in the section entitled “Principal Investment Strategies” is hereby deleted in its entirety.

On page 49, the following paragraph is hereby added immediately following the first paragraph in the section entitled “Investment Sub-Advisers.”

First National Asset Management (“FNAM”), a division of First National, located at 1620 Dodge Street, Stop 1107, Omaha, NE  68197, serves as the investment sub-adviser to the Tributary Short-Intermediate Bond Fund and the Tributary Income Fund.  FNAM is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and only provides investment advisory services to the Tributary Short-Intermediate Bond Fund and the Tributary Income Fund.

On page 49, the third paragraph in the section entitled “Investment Sub-Advisers” is hereby deleted in its entirety.

On page 49, the paragraph in the section entitled “Responsibilities” is hereby deleted in its entirety and replaced with the following:

Tributary supervises and administers the Funds’ respective investment programs.  Supervised by the Board of Directors and following each Fund’s investment objectives and restrictions, Tributary (or, as to the Tributary Short-Intermediate Bond Fund, the Tributary Income Fund, the Tributary Balanced Fund, and the Tributary International Equity Fund, the applicable sub-adviser):

•	Manages a Fund’s investments;

•	Makes buy/sell decisions and places the orders; and

•	Keeps records of purchases and sales.

On page 50, the section entitled “Tributary Short-Intermediate Bond Fund and Tributary Income Fund (Fixed Income Team)” is hereby deleted in its entirety and replaced with the following:

Tributary Short-Intermediate Bond Fund and Tributary Income Fund (sub-advised by FNAM)

•
Ronald Horner, Managing Director, Fixed Income.  Ron serves as the Managing Director of the Fixed Income team for First National.  He is a Risk Committee member and has been responsible for implementation of the Fixed Income Strategy since joining First National in March 2006.  Ron’s 22 year career in investment management includes 18 years with Commercial Federal Bank in Omaha, NE serving as an Investment Portfolio Manager from 2000 to 2006 and as a Secondary Mortgage Marketing Manager from 2003 to 2006.  He received his Bachelors in Business Administration from Creighton University in 1981 and Masters in Business Administration from the University of Nebraska at Omaha in 1985.

•
Travis Nordstrom, CFA, Principal, Fixed Income.  Travis serves as a Principal for First National.  With over ten years of industry experience, he is responsible for security selection and portfolio construction on all actively managed taxable bond portfolios.  Travis joined First National in June 2000.  Prior to joining First National, he began his career at Commerzbank AG, in Frankfurt, Germany.  He is a Chartered Financial Analyst and a member of the CFA Institute and the CFA Society of Nebraska.  Travis studied financial economics on a Fulbright Scholarship in Frankfurt, Germany.  He received his Bachelors in Economics.

•
Mary Anne Mullen, CFA, Senior Analyst, Fixed Income.  Mary Anne joined First National in February 2009 as a Senior Analyst for the Fixed Income Team.  She is responsible for security selection and portfolio construction on actively managed taxable bond portfolios.  Her prior experience includes three years as an Institutional Investment Consultant with Jeffrey Slocum & Associates in Minneapolis, MN, five years with MetLife Investments in Morristown, NJ as a Leveraged Loan Credit Analyst, and four years in public accounting.

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       She earned an undergraduate degree in Accounting from Creighton University in 1994 and a Masters of Business Administration in Finance from New York University in 2000.

On pages 50-51, the section entitled “Tributary Growth Opportunities Fund (Growth Equity Team)” is hereby deleted in its entirety and replaced with the following:

Tributary Growth Opportunities Fund and Tributary Large Cap Growth Fund (Growth Equities Team)

•
David C. Jordan, CFA, Managing Director, Portfolio Manager.  David serves as a Managing Director for Tributary and is the lead Portfolio Manager for the Tributary Growth Opportunities Fund and the Tributary Large Cap Growth Fund.  David has managed investment portfolios since 1982.  Before joining Tributary in April of 1996, David managed investments at the predecessors to Bank One Investment Advisors, Key Trust of the Northwest, and Wells Fargo Denver.  He received his Bachelor of Science in Finance from the University of Colorado in 1981 and holds the Chartered Financial Analyst designation.  He is a member of the Chartered Financial Analyst Institute as well as the CFA Society of Colorado.  David has been active in the Chartered Financial Analyst Institute serving on the Council of Examiners, Candidate Curriculum Committee, and Captain of an Exam Grading team.

•
Charles Lauber, CFA, Portfolio Manager.  Chuck serves as a Portfolio Manager for the Tributary Growth Opportunities Fund and has been responsible for analyzing the technology, healthcare, and telecom sectors since joining Tributary in August 2006.  Chuck has over fifteen years of investment experience, serving as an asset allocation portfolio manager from early 2005 to August 2006 at Koesten Hirschmann & Crabtree in Overland Park, KS, and previously working at Security Benefit Group in Topeka, KS.  Chuck earned his Bachelor of Business Administration in Finance from East Texas State University in 1987 and his Master of Business Administration in Finance in 1993 from the McCombs School of Business at the University of Texas.   In 1997, he earned his designation as a Chartered Financial Analyst from the CFA Institute.   Chuck is a member of the CFA Institute, DFW Society of Financial Analysts, and the National Association of Business Economists.

On pages 51-52, the section entitled “Tributary Large Cap Growth Fund (sub-advised by Riverbridge)” is hereby deleted in its entirety.

Please retain this supplement for future reference.

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TRIBUTARY FUNDS, INC.

Supplement dated June 30, 2011
to the Statement of Additional Information dated August 1, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND
THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND
SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL
INFORMATION.

The Board of Directors (the “Board”) of Tributary Funds, Inc. approved (i) a new investment sub-advisory agreement between Tributary Capital Management, LLC (“Tributary”) and First National Asset Management, a separately identifiable department of First National Bank of Omaha, with respect to the Tributary Short-Intermediate Bond Fund and the Tributary Income Fund; and (ii) the termination of the investment sub-advisory agreement between Tributary and Riverbridge Partners, LLC, with respect to the Tributary Large Cap Growth Fund, at the Board meeting held on May 17, 2011 to be effective on June 30, 2011.  Your Statement of Additional Information is hereby amended as follows:

On pages 26 and 27, the eighth and ninth paragraphs in the section entitled “Investment Advisers and Sub-Advisers” are hereby deleted in their entirety and replaced with the following:

Investment sub-advisory services are provided to the Short-Intermediate Fund and the Income Fund by First National Asset Management (“FNAM,” collectively with Tributary, FNFA, and KBI, the “Advisers”) pursuant to the Investment Sub-Advisory Agreement between FNAM and Tributary dated June 30, 2011 (the “FNAM Sub-Advisory Agreement,” collectively with the FNFA Sub-Advisory Agreement, the KBI Sub-Advisory Agreement and the Master Advisory Agreement, the “Advisory Agreements”).  FNAM is a division of First National, which is a wholly-owned subsidiary of FNNI.

Under the FNAM Sub-Advisory Agreement, FNAM has agreed to provide investment sub-advisory services for the Short-Intermediate Fund and the Income Fund as described in the Prospectus.  For the services provided and expenses assumed pursuant to the FNAM Sub-Advisory Agreement, Tributary pays FNAM a fee equal to 0.25% of the average daily net assets of the Short-Intermediate Fund and 0.30% of the average daily net assets of the Income Fund.  The fees paid to FNAM are a portion of, and are not in addition to, the advisory fees paid by the Short-Intermediate Fund and the Income Fund to Tributary as described above.

On page 28, the fourth sentence of the second to last paragraph in the section entitled “Investment Advisers and Sub-Advisers” is hereby deleted in its entirety and replaced with the following:

Under a Third Amendment and Restated Fee Apportionment Agreement dated June 30, 2011 between the Company, Tributary, FNFA, FNAM, and KBI, the Company has agreed to pay 62.5% of such fee, and Tributary has agreed to pay 37.5% of such fee, provided that in no event will the Company pay more than 0.25% of the average daily net assets of the Shares of the Funds held in Fidelity’s customers’ accounts for such services.

On page 31, the first paragraph in the section entitled “Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

Randall Greer, Mark A. Wynegar, and Michael L. Johnson of Tributary have responsibility for managing the Small Company Fund; Mr. Greer and Christopher P. Sullivan of Tributary are responsible for managing the Core Equity Fund; Ron Horner, Travis J. Nordstrom, and Mary Anne Mullen of FNAM share responsibility for managing the Short-Intermediate Fund and the Income Fund; Gareth Maher, Tom Mermuys, Ian Madden and James Collery of KBI are responsible for managing the International Fund, Kurt Spieler and John Harris of FNFA share responsibility for managing the Balanced Fund; David C. Jordan and Charles Lauber of Tributary share responsibility for managing the Growth Opportunities Fund; and Mr. Jordan of Tributary is responsible for managing the Large Cap Fund.

On pages 33 and 35, all information related to Mark Thompson, Phil Dobrzynski, Dana Feick, and Rick Moulton is hereby deleted in its entirety.

On page 34, the section entitled “Compensation – Riverbridge” is hereby deleted in its entirety and replaced with the following:

Compensation—FNAM.  Each FNAM portfolio manager receives a fixed salary based upon experience and prevailing compensation levels in the market.  Participation in FNAM’s defined contribution (401(k)) plan is voluntary.  Each FNAM portfolio manager is eligible to receive a bonus.  Bonuses are paid yearly and are calculated as a percentage of base salary and are dependent upon Fund pre-tax performance versus its benchmark.

On page 42, the second sentence of the paragraph in the section entitled “Codes of Ethics” is hereby deleted in its entirety and replaced with the following:

The Company, Tributary, FNFA, FNAM, KBI, and the Distributor have each adopted Codes of Ethics regarding personal investing by their personnel pursuant to Rule 17j-1 under the 1940 Act.

On page 1 of Appendix B, the first paragraph in the section entitled “Proxy Voting Policies and Procedures of the Adviser” is hereby deleted in its entirety and replaced it with the following:

Tributary Capital Management LLC, First National Fund Advisers, First National Asset Management, and Kleinwort Benson Investors International Ltd. (collectively, the “Advisers”) hereby adopt the following Proxy Voting Policies and Procedures, (the “Policies”) which shall be applicable to all voting securities owned from time to time by the respective portfolios (the “Funds”) of Tributary Funds, Inc. (the “Company”) and such other advisory clients as each Adviser shall determine.

On pages 3 and 4 of Appendix B, all information related to Riverbridge Partners, LLC’s Proxy Voting Policies and Procedures is hereby deleted in its entirety.

Please retain this supplement for future reference.

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